Shareholder Report, Holdings (Details) - C000235057	Jun. 30, 2025
Asia
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Europe
Holdings [Line Items]
Percent of Net Asset Value	18.50%
North America
Holdings [Line Items]
Percent of Net Asset Value	45.90%
South America
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.40%